Preferred Stock Issued and Outstanding (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Shares Issued and Outstanding	885
Liquidation Preference	$ 885	$ 0
Carrying Value	865
Series A Preferred Stock
Class of Stock [Line Items]
Shares Issued and Outstanding	400
Liquidation Preference Per Share	$ 1,000
Liquidation Preference	400
Carrying Value	394
Series B Preferred Stock
Class of Stock [Line Items]
Shares Issued and Outstanding	485
Liquidation Preference Per Share	$ 1,000
Liquidation Preference	485
Carrying Value	$ 471